Segment reporting - Segment information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	¥ 7,632,467	¥ 21,443,827	¥ 16,994,025	¥ 11,473,208
Operating profit/(loss)	1,553,707	3,303,123	3,315,789	2,223,011
Finance income	123,969	104,421	118,672	145,225
Finance costs	(25,202)	(430,930)	(92,915)	(34,622)
Other expenses		(70,332)
Changes in fair value of redemption liabilities		(158,491)
Share of profit/(loss) of equity-accounted investees, net of tax	268	(834,453)	5,986
Profit before taxation	1,652,742	1,913,338	3,347,532	2,333,614
Depreciation and amortization	(285,241)	(1,206,305)	(808,694)	(391,167)
Income tax expense	(396,665)	(703,524)	(712,104)	(551,785)
Profit for the year/period	1,256,077	1,209,814	2,635,428	1,781,829
Other material non-cash items:
Reversal of credit loss/(credit loss) on trade and other receivables	(2,080)	(33,241)	2,469	1,072
impairment loss on non-current assets	(4,547)	(35,611)	(8,846)	(3,448)
Segment assets		28,633,522	18,120,128
Impairment loss on non-current assets	4,547	35,611	8,846	3,448
Additions to non-current assets during the period	811,377	3,237,813	2,941,498	975,423
Segment liabilities		17,914,251	7,764,606
Segment revenue
Disclosure of operating segments [line items]
Revenue	9,948,171	26,198,066	21,451,029	13,948,569
Other material non-cash items:
Segment assets		19,561,311	13,055,411
Segment liabilities		10,708,358	7,607,143
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	197,450	653,668	579,425	358,635
Operating profit/(loss)	(2,095)	(20,788)	(2,093)	(4,765)
Finance income	3,266	1,514	2,148	4,447
Finance costs	(14)	(279,001)		(8)
Other expenses		(70,332)
Share of profit/(loss) of equity-accounted investees, net of tax	268	(812,684)
Profit before taxation	1,425	(1,181,291)	55	(326)
Depreciation and amortization	(7,539)	(7,333)	(14,412)	(24,692)
Other material non-cash items:
Reversal of credit loss/(credit loss) on trade and other receivables	(277)		508	(91)
Additions to non-current assets during the period	2,941	2,110	292,993	4,221
Elimination of inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(2,315,704)	(4,754,239)	(4,457,004)	(2,475,361)
External revenues
Disclosure of operating segments [line items]
Revenue	7,632,467	21,443,827	16,994,025	11,473,208
External revenues | Unallocated amounts
Disclosure of operating segments [line items]
Revenue	12,015	3,308	7,935	78,619
Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(2,315,704)	(4,754,239)	(4,457,004)	(2,475,361)
Inter-segment revenue | Unallocated amounts
Disclosure of operating segments [line items]
Revenue	(185,435)	(650,360)	(571,490)	(280,016)
MINISO brand | Segment revenue
Disclosure of operating segments [line items]
Revenue	9,374,658	23,048,824	19,874,221	13,029,690
Operating profit/(loss)	1,547,817	3,430,067	3,220,749	2,244,526
Finance income	120,063	97,395	115,431	139,577
Finance costs	(23,042)	(144,488)	(87,117)	(29,751)
Share of profit/(loss) of equity-accounted investees, net of tax		(21,769)	5,986
Profit before taxation	1,644,838	3,361,205	3,255,049	2,354,352
Depreciation and amortization	(245,796)	(1,064,632)	(713,062)	(302,070)
Other material non-cash items:
Reversal of credit loss/(credit loss) on trade and other receivables	(2,791)	(21,963)	1,120	1,409
impairment loss on non-current assets	(3,682)	(34,729)	(7,040)	(1,433)
Segment assets		17,999,957	12,115,859
Impairment loss on non-current assets	3,682	34,729	7,040	1,433
Additions to non-current assets during the period	733,107	2,837,852	2,433,807	933,768
Segment liabilities		9,238,350	6,925,668
MINISO brand | External revenues | Segment revenue
Disclosure of operating segments [line items]
Revenue	7,251,610	19,524,901	16,002,565	10,861,222
MINISO brand | Inter-segment revenue | Segment revenue
Disclosure of operating segments [line items]
Revenue	(2,123,048)	(3,523,923)	(3,871,656)	(2,168,468)
Chinese Mainland | Segment revenue
Disclosure of operating segments [line items]
Revenue	6,538,395	14,405,092	13,196,641	10,731,308
Operating profit/(loss)	850,718	1,919,684	1,728,123	1,788,455
Finance income	118,864	63,277	105,689	133,669
Finance costs	(105)	(39,509)	(32,179)	(25,117)
Profit before taxation	969,477	1,943,452	1,801,633	1,897,007
Depreciation and amortization	(79,181)	(280,900)	(229,705)	(97,309)
Other material non-cash items:
Reversal of credit loss/(credit loss) on trade and other receivables		(12,860)	(226)
impairment loss on non-current assets		(204)	(1,715)
Segment assets		9,469,659	6,540,003
Impairment loss on non-current assets		204	1,715
Additions to non-current assets during the period	76,359	330,601	253,501	97,260
Segment liabilities		5,317,417	3,738,723
Chinese Mainland | External revenues | Segment revenue
Disclosure of operating segments [line items]
Revenue	4,437,501	10,896,147	9,328,231	8,672,058
Chinese Mainland | Inter-segment revenue | Segment revenue
Disclosure of operating segments [line items]
Revenue	(2,100,894)	(3,508,945)	(3,868,410)	(2,059,250)
Overseas | Segment revenue
Disclosure of operating segments [line items]
Revenue	2,836,263	8,643,732	6,677,580	2,298,382
Operating profit/(loss)	697,099	1,510,383	1,492,626	456,071
Finance income	1,199	34,118	9,742	5,908
Finance costs	(22,937)	(104,979)	(54,938)	(4,634)
Share of profit/(loss) of equity-accounted investees, net of tax		(21,769)	5,986
Profit before taxation	675,361	1,417,753	1,453,416	457,345
Depreciation and amortization	(166,615)	(783,732)	(483,357)	(204,761)
Other material non-cash items:
Reversal of credit loss/(credit loss) on trade and other receivables	(2,791)	(9,103)	1,346	1,409
impairment loss on non-current assets	(3,682)	(34,525)	(5,325)	(1,433)
Segment assets		8,530,298	5,575,856
Impairment loss on non-current assets	3,682	34,525	5,325	1,433
Additions to non-current assets during the period	656,748	2,507,251	2,180,306	836,508
Segment liabilities		3,920,933	3,186,945
Overseas | External revenues | Segment revenue
Disclosure of operating segments [line items]
Revenue	2,814,109	8,628,754	6,674,334	2,189,164
Overseas | Inter-segment revenue | Segment revenue
Disclosure of operating segments [line items]
Revenue	(22,154)	(14,978)	(3,246)	(109,218)
TOP TOY brand | Segment revenue
Disclosure of operating segments [line items]
Revenue	376,063	2,495,574	997,383	560,244
Operating profit/(loss)	7,985	(106,156)	97,133	(16,750)
Finance income	640	5,512	1,093	1,201
Finance costs	(2,146)	(7,441)	(5,798)	(4,863)
Changes in fair value of redemption liabilities		(158,491)
Profit before taxation	6,479	(266,576)	92,428	(20,412)
Depreciation and amortization	(31,906)	(134,340)	(81,220)	(64,405)
Other material non-cash items:
Reversal of credit loss/(credit loss) on trade and other receivables	988	(11,278)	841	(246)
impairment loss on non-current assets	(865)	(882)	(1,806)	(2,015)
Segment assets		1,561,354	939,552
Impairment loss on non-current assets	865	882	1,806	2,015
Additions to non-current assets during the period	75,329	397,851	214,698	37,434
Segment liabilities		1,470,008	681,475
TOP TOY brand | External revenues | Segment revenue
Disclosure of operating segments [line items]
Revenue	368,842	1,915,618	983,525	533,367
TOP TOY brand | Inter-segment revenue | Segment revenue
Disclosure of operating segments [line items]
Revenue	¥ (7,221)	¥ (579,956)	¥ (13,858)	¥ (26,877)